Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
Future minimum rent payments
The Company leases the land on which the East Berlin branch is located.  Rent expense was $22,417, $21,417, and $20,417 for the years ended December 31, 2012, 2011, and 2010, respectively.  The lease obligation, which expires August 31, 2014, requires payments as follows:

Period	Minimum rents
2013	$23,333
2014	16,000
$39,333